Financial Instruments - Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 1,467,659	R$ 1,548,410
Level 1 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	172,228	57,006
Level 2 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	743,479	1,080,108
Level 3 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	111,623	96,714
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,356,222	1,462,409
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,350,237	1,453,816
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,985	8,593
Certificate of deposit [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	106,473	80,890
Certificate of deposit [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	106,473	80,890
Mutual funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,243,764	1,372,926
Mutual funds [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,243,764	1,372,926
Private equity funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	5,985	8,593
Private equity funds [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 5,985	R$ 8,593